Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Asset held for sale and discontinued operations [line items]
Disposal group including discontinued operations assets held for sale	$ 187	$ 839
Disposal group including discontinued operations liabilities held for sale	6	$ 37
France [member] | Committed sale of certain assets [member]
Asset held for sale and discontinued operations [line items]
Disposal group including discontinued operations assets held for sale	26
Disposal group including discontinued operations liabilities held for sale	$ 6